Expected Expiry Dates of NOI's (Detail) - United States $ in Thousands	Dec. 31, 2017 USD ($)
Federal NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 24,966
Federal NOL's | 2018
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	113
Federal NOL's | 2021-2034
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	24,041
Federal NOL's | 2035-2036
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	812
State NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	43,648
State NOL's | 2018
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	0
State NOL's | 2021-2034
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	14,945
State NOL's | 2035-2036
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 28,703